Condensed Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	€ 7,463	€ 6,592
OTHER RECOGNISED INCOME AND EXPENSE	(1,374)	(2,393)
Items that will not be reclassified to profit or loss	316	(29)
Actuarial gains and losses on defined benefit pension plans	21	(59)
Non-current assets held for sale	(11)	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	1	(4)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	263	107
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(95)	4
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	95	(4)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	60	(90)
Income tax relating to items that will not be reclassified	(18)	17
Items that may be reclassified to profit or loss	(1,690)	(2,364)
Hedges of net investments in foreign operations (effective portion)	756	101
Revaluation gains (losses)	756	101
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	(3,540)	(1,932)
Revaluation gains (losses)	(3,540)	(1,932)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Cash flow hedges (effective portion)	692	(403)
Revaluation gains (losses)	(266)	(887)
Amounts transferred to income statement	958	484
Transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	704	(325)
Revaluation gains (losses)	666	(291)
Amounts transferred to income statement	38	(34)
Other reclassifications	0	0
Non-current assets held for sale	178	0
Revaluation gains (losses)	178	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Share of other recognised income and expense of investments	(28)	(57)
Income tax relating to items that may be reclassified to profit or loss	(452)	252
Total recognised income and expenses for the year	6,089	4,199
Attributable to non-controlling interests	598	220
Attributable to the parent	€ 5,491	€ 3,979